Taxation - Schedule of Movement of Valuation Allowance (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Beginning balance		$ (43)	$ (37)
Additions	(291)		(6)
Write-off		43
Ending balance	$ (291)		$ (43)